Document And Entity Information	Jul. 23, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2019
Entity Registrant Name	CIT GROUP INC.
Entity Central Index Key	0001171825
Entity Emerging Growth Company	false
Entity File Number	001-31369
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-1051192
Entity Address, Address Line One	11 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	461-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	CIT
Name of each exchange on which registered	NYSE